Average Annual Total Returns - Columbia Quality Income Fund	Oct. 01, 2020
Bloomberg Barclays U.S. Mortgage-Backed Securities Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	6.35%
5 Years	2.58%
10 Years	3.15%
Class A
Average Annual Return:
1 Year	3.26%
5 Years	2.21%
10 Years	4.05%
Inception Date	Feb. 14, 2002
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	2.14%
5 Years	1.09%
10 Years	2.78%
Inception Date	Feb. 14, 2002
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.92%
5 Years	1.18%
10 Years	2.61%
Inception Date	Feb. 14, 2002
Class C
Average Annual Return:
1 Year	4.73%
5 Years	2.06%
10 Years	3.58%
Inception Date	Feb. 14, 2002
Class Inst
Average Annual Return:
1 Year	6.79%
5 Years	3.09%
10 Years	4.63%
Inception Date	Sep. 27, 2010
Class Adv
Average Annual Return:
1 Year	6.79%
5 Years	3.09%
10 Years	4.55%
Inception Date	Nov. 08, 2012
Class Inst2
Average Annual Return:
1 Year	6.89%
5 Years	3.19%
10 Years	4.62%
Inception Date	Nov. 08, 2012
Class Inst3
Average Annual Return:
1 Year	6.97%
5 Years	3.28%
10 Years	4.60%
Inception Date	Oct. 01, 2014
Class R
Average Annual Return:
1 Year	6.25%
5 Years	2.59%
10 Years	4.06%
Inception Date	Mar. 01, 2016